Exhibit 99(h)

MONTHLY SERVICER CERTIFICATE

Pursuant to Section 3.01(b)(ii) of the Storm-Recovery Property Servicing Agreement, dated as of May 22nd, 2007 (the "Agreement"), between FLORIDA POWER & LIGHT COMPANY as Servicer (the "Servicer"), and FPL RECOVERY FUNDING LLC, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.

For the Monthly Period Ending: November 2007

A:  Billings and Remittances:
a)	kWh Consumption during Month: 8,459,530,643 KWH
b)	Applicable Storm-Recovery Charges: $0.000621195
c)	Total Storm-Recovery Charges Amount Invoiced this Month: $5,255,017.36
d)	Cumulative Storm-Recovery Charges Amount Invoiced this Remittance Period: $39,702,001.66
e)	Total Storm-Recovery Charges Remitted this Month: $6,921,540.14
f)	Cumulative Storm-Recovery Charges Amount Remitted this Remittance Period: $37,688,094.16

B.  Balances in Subaccounts (at end of month):
a)	Collection Account Balance: $38,014,214.13
b)	Reserve Subaccount Balance: $0.00
c)	Capital Subaccount Balance: $3,337,186.71
d)	Defeasance Subaccount Balance: $0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer Certificate this 13th day of December 2007.

FLORIDA POWER & LIGHT COMPANY,
as Servicer

By:	JERRY SOBEL

Name:	Jerry Sobel
By:	Director Corporate Accounting.